Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS

A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2018 and December 31, 2017 are summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Derivatives designated as hedging instruments
Foreign exchange contracts	22,327	5,235	22,637	11,025
Cross-currency interest rate swaps	4,378	24,009	—	—
	$26,705	$29,244	$22,637	$11,025
Derivatives not designated as hedging instruments
Foreign exchange contracts	222	718	1,299	1,175
	$222	$718	$1,299	$1,175

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2018 and December 31, 2017, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Derivatives designated as hedging instruments:
Foreign exchange contracts	$(6,249)	$27,841	$10,180	$55,851	$2,726	$(2,419)
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$—	$—	$—	$—	$1,457	$(1,494)

(*)	Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.

(**)	Presented as part of financial income (expenses), net.
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

 The net effect on earnings from the cross-currency swaps in 2018 was a gain of approximately $3,400, of which approximately $2,000 was offset against exchange rate difference related to Series A Notes and approximately $1,400 was offset against interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2018 is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2018	2017	2018	2017
Euro	$102,485	$81,037	$414,211	$282,760
GBP	6,764	3,662	23,559	39,226
NIS	598,200	71,200	—	—
Other	41,467	36,555	57,266	61,228
	$748,916	$192,454	$495,036	$383,214